Management of capital	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Management of capital [Text Block]
16.	Management of capital

The Company defines its capital as share capital, warrants and contributed surplus. The Company’s objectives when managing capital are to ensure there are sufficient funds available to carry out its research and development programs. To date, these programs have been funded primarily through the sale of equity securities and the exercise of common share purchase warrants. The Company also sources non-dilutive funding by accessing grants, government assistance and tax incentives, and through partnerships with corporations and research institutions. The Company uses budgets and purchasing controls to manage its costs. The Company is not exposed to any externally imposed capital requirements.